Borrowings - FHLB and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Borrowings
Long-term Federal Home Loan Bank Advances, Total	$ 95,153	$ 121,382
Year End Balance - Total Company	49,486	49,486
Bank
Borrowings
Long-term Federal Home Loan Bank Advances, Total	95,200
Maximum additional borrowing amount under agreement with FHLB	126,500
FHLB advances | Bank
Borrowings
2018	0	63,226
2019	28,231	28,231
2020	42,236	21,236
2021	20,241	4,241
2022	4,418	4,418
2023	$ 0	$ 0
2018 (as a percent)	0.00%	1.65%
2019 (as a percent)	1.63%	1.63%
2020 (as a percent)	2.49%	1.90%
2021 (as a percent)	2.77%	1.73%
2022 (as a percent)	2.14%	2.14%
2023 (as a percent)	0.00%	0.00%
Other Borrowings Due On 2022
Borrowings
Year End Balance - Other borrowings	$ 27	$ 30
Year End Weighted Rate (as a percent)	4.00%	4.00%
Subordinated notes due 2034
Borrowings
Year End Balance - Total Company	$ 25,774	$ 25,774
Year End Weighted Rate (as a percent)	5.49%	4.30%
Subordinated notes due 2035
Borrowings
Year End Balance - Total Company	$ 23,712	$ 23,712
Year End Weighted Rate (as a percent)	4.62%	3.43%